REVENUES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
REVENUES.
Online marketing services		$ 500,807	¥ 3,244,130	¥ 1,322,612	¥ 612,565
Internet value-added services		61,026	395,312	400,671	83,155
Internet security services and others		6,945	44,987	40,296	54,191
Total	[1]	$ 568,778	¥ 3,684,429	¥ 1,763,579	¥ 749,911

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows: year ended December 31, 201320142015 RMBRMBRMBUS$ Revenues 111,218 86,708 321,881 49,690Cost of revenues (9,296) (4,767) (31,316) (4,834)Research and development (4,174) (4,212) (4,500) (695)Selling and marketing (256) (27,931) (108,422) (16,737)General and administrative (2,021) (5,158) (5,072) (783)Details of the related party transactions are set out in note 16 (b) to the consolidated financial statements.